Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	As of December 31, 2022
	RMB	US$

2023	650,617	94,331
2024	497,166	72,082
2025	274,728	39,832
2026	67,483	9,784
2027 and after	75,197	10,903
Total undiscounted cash flows	1,565,191	226,932
Less: imputed interest	(92,373)	(13,393)
Present value of lease liabilities	1,472,818	213,539

Summary of supplemental information related to leases

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cash payments for operating leases	166,967	388,144	534,784	77,536
ROU assets obtained in exchange for new operating lease liabilities	265,821	704,142	1,068,063	154,855